SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	9 Months Ended		66 Months Ended			9 Months Ended		12 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Carlson Lease [Member]	Dec. 31, 2012 Sutter Lease [Member] acre	Mar. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Debentures [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price One [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price Two [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price Three [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price Four [Member]	Mar. 31, 2012 Subsequent Event [Member] Carlson Lease [Member]	Mar. 31, 2012 Subsequent Event [Member] Sutter Lease [Member]
Lease Expiration Date							May 01, 2017	May 01, 2014								May 01, 2017	May 01, 2014
Monthly Payments For Rent							$ 2,300									$ 2,300
Area of Land								1,000
Payments for Rent								250,000									250,000
Notes Payable		0		0	196,800	81,800			196,800
Issuance Date Of Promissory Notes Description									Promissory notes issued by the Company on dates ranging from December 23, 2008 to October 26, 2011
Accounts Payable, Interest-bearing, Interest Rate									6.00%
Stock Issued During Period Value For Debt									214,008
Stock Issued During Period Value Per Share For Debt									$ 1.00
Advances Received From Investors											850,000
Shares and Debentures Issued To Investors									214,008		625,000
Value Of Shares and Debentures Issued To Investors											625,000
Proceeds From Issuance Of Shares and Debentures To Investors											400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities											425,000
Stock Issued During Period, Value, Conversion of Convertible Securities		107,004									425,000	50,000	125,000	125,000	125,000
Debt Instrument, Convertible, Conversion Price		$ 0.5		$ 0.5						$ 0.5		$ 0.80	$ 0.95	$ 1.10	$ 1.25
Stock Issued To Investors									200,000
Convertible Debt Issued To Investors									200,000
Stock Issued During Period, Shares, New Issues	900,000
Proceeds From Exercise Of Options	$ 234,000	$ 35,000	$ 0	$ 60,000